UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES



                  Investment Company Act file number 811-21630
                                                     ---------

                            NT Alpha Strategies Fund
             -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                             50 South LaSalle Street
                                Chicago, IL 60675
             -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

         Joseph W. McInerney, President and Principal Executive Officer
                            NT Alpha Strategies Fund
                         300 Atlantic Street, Suite 400
                               Stamford, CT 06901
             -----------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 630-6000
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                     Date of reporting period: June 30, 2005
                                               -------------


         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

The registrant's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), is as follows:

NT ALPHA STRATEGIES FUND
  SCHEDULE OF INVESTMENTS
  NT ALPHA STRATEGIES FUND

                                                                        FAIR
                                                                        VALUE
                                                                     (ROUNDED TO
                                                                      THOUSANDS)
--------------------------------------------------------------------------------
COMMON STOCKS - 92.8%
--------------------------------------------------------------------------------
COMMODITY TRADING ADVISOR - 4.6%
(COST $3,525,000)
        Cornerstone International Value Fund, LLC                     $1,146,000
        Rotella Polaris Fund, LLC                                      2,408,000
--------------------------------------------------------------------------------
                                                                       3,554,000
--------------------------------------------------------------------------------
CONVERTIBLE BOND ARBITRAGE - 5.5%
(COST $4,469,000)
        Quattro Domestic Fund, L.P.                                    2,172,000
        Radcliffe Domestic Investors, L.P.                             2,124,000
--------------------------------------------------------------------------------
                                                                       4,296,000
--------------------------------------------------------------------------------
DISTRESSED SECURITIES - 1.8%
(COST $1,313,000)
        Harbert Distressed Investment Fund, L.P.                       1,420,000
--------------------------------------------------------------------------------
EQUITY MARKET NEUTRAL - 6.4%
(COST $4,850,000)
        O'Connor Global Fundamental Long/Short, LLC, Class A9          2,988,000
        Temujin Fund, L.P.                                             2,030,000
--------------------------------------------------------------------------------
                                                                       5,018,000
--------------------------------------------------------------------------------
FIXED INCOME ARBITRAGE - 8.2%
(COST $6,250,000)
        Burnaby Catastrophe Fund, L.P.                                 1,780,000
        Nephila Catastrophe Fund, L.P.                                 2,587,000
        Parkcentral Global, L.P.                                       2,071,000
--------------------------------------------------------------------------------
                                                                       6,438,000
--------------------------------------------------------------------------------
GLOBAL MACRO - 7.3%
(COST $5,562,000)
        Galtere International Master Fund, L.P.                        2,468,000
        Lily Pond Investors, L.P.                                      1,084,000
        OLEA Global Partners, L.P.                                     2,133,000
--------------------------------------------------------------------------------
                                                                       5,685,000
--------------------------------------------------------------------------------
NON-US EQUITY HEDGE - 8.2%
(COST $6,254,000)
        The Greater Asian Hedge Fund Ltd.                              1,734,000
        The Pegasus Fund Ltd., Class A (USD Shares)                    2,294,000
        Zebedee European Fund, L.P.                                    2,395,000
--------------------------------------------------------------------------------
                                                                       6,423,000
--------------------------------------------------------------------------------


                                                                        FAIR
                                                                        VALUE
                                                                     (ROUNDED TO
                                                                      THOUSANDS)
--------------------------------------------------------------------------------
COMMON STOCKS - 92.8% - CONTINUED
--------------------------------------------------------------------------------
RELATIVE VALUE ARBITRAGE - 13.2%
(COST $10,303,000)
        Blackthorn Partners, L.P.                                     $2,059,000
        Forest Multi-Strategy Fund LLC                                 3,165,000
        OTA Multi-Strategy Fund, L.P.                                  3,003,000
        TCM Spectrum Fund (QP), L.P.                                   2,072,000
--------------------------------------------------------------------------------
                                                                      10,299,000
--------------------------------------------------------------------------------
SECTOR HEDGE - 3.3%
(COST $2,500,000)
        Brightfield Partners II, L.P.                                  1,393,000
        D3 Fund, LLC, Series A                                         1,210,000
--------------------------------------------------------------------------------
                                                                       2,603,000
--------------------------------------------------------------------------------
SHORT BIAS - 2.0%
(COST $1,500,000)
        Perennial Investors (QP), L.P.                                 1,580,000
--------------------------------------------------------------------------------
SPECIAL SITUATIONS - 10.1%
(COST $6,950,000)
        Courage Special Situations Fund, L.P.                          3,160,000
        The October Fund, L.P.                                         2,709,000
        York Credit Opportunities Fund, L.P.                           2,031,000
--------------------------------------------------------------------------------
                                                                       7,900,000
--------------------------------------------------------------------------------
STATISTICAL ARBITRAGE - 3.7%
(COST $2,698,000)
        AQR Global Stock Selection Institutional Fund, L.P.            2,866,000
--------------------------------------------------------------------------------
US EQUITY HEDGE - 18.5%
(COST $13,336,000)
        Alydar QP Fund, L.P.                                           2,570,000
        CCM Small Cap Value Qualified Fund, L.P., New Issue
                Eligible                                               1,023,000
        Heirloom Qualified Partners, L.P.                              3,201,000
        Hygrove Capital Fund (QP), L.P.                                2,166,000
        Stadia Capital Partners (QP), L.P.                             2,771,000
        Stonebrook Institutional Partners, L.P.                        2,721,000
--------------------------------------------------------------------------------
                                                                      14,452,000
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
COST $69,510,000)                                                     72,534,000

                                                       JUNE 30, 2005 (UNAUDITED)

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
--------------------------------------------------------------------------------
CASH EQUIVALENT - 7.3%
   Societe Generale, Grand Cayman,
        Eurodollar Time Deposit,
        3.38%, 7/1/05                                   $5,700,000    $5,700,000
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
--------------------------------------------------------------------------------
(COST $5,700,000)                                                      5,700,000


--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.1%
--------------------------------------------------------------------------------
(COST $75,210,000)                                                   78,234,000
    Liabilities less Other Assets - (0.1)%                              (81,000)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                 $78,153,000


Sub-Fund investments are non-income producing.

At June 30, 2005, the NT Alpha Strategies Fund's investments as a percentage of total net assets were diversified as follows:


SECTOR WEIGHTINGS                                                    PERCENTAGE
--------------------------------------------------------------------------------
Commodity Trading Advisor                                               4.6%
Converible Bond Arbitrage                                               5.5
Distressed Securities                                                   1.8
Equity Market Neutral                                                   6.4
Fixed Income Arbitrage                                                  8.2
Global Macro                                                            7.3
Non-US Equity Hedge                                                     8.2
Relative Value Arbitrage                                               13.2
Sector Hedge                                                            3.3
Short Bias                                                              2.0
Special Situations                                                     10.1
Statistical Arbitrage                                                   3.7
US Equity Hedge                                                        18.5
Cash and Cash Equivalent                                                7.2
--------------------------------------------------------------------------------
Total                                                                 100.0%

At June 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $75,210,000
--------------------------------------------------------------------------------
Gross tax appreciation of investments                                $3,596,000
Gross tax depreciation of investments                                  (572,000)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                  $3,024,000
--------------------------------------------------------------------------------

At June 30, 2005, the NT Alpha Strategies Fund's Sub-Funds investments were domiciled as follows:

                                                                         FAIR
COUNTRIES                                                  COST          VALUE
--------------------------------------------------------------------------------
Bermuda                                                 $2,250,000    $2,294,000
British Virgin Islands                                   2,250,000     2,468,000
Cayman Islands                                           1,750,000     1,734,000
United States                                           63,260,000    66,038,000
--------------------------------------------------------------------------------
Total                                                                $72,534,000

Item 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3.  Exhibits.

(a) Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

                                   SIGNATURES


         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)      NT Alpha Strategies Fund

By:               /s/ Joseph W. McInerney
                  ------------------------------
                  Joseph W. McInerney, President
                  (Principal Executive Officer)

Date:             August 18, 2005
                  ------------------------------


         Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


(Registrant)      NT Alpha Strategies Fund

By:               /s/ Joseph W. McInerney
                  ------------------------------
                  Joseph W. McInerney, President
                  (Principal Executive Officer)


Date:             August 18, 2005
                  ------------------------------


By:               /s/ Stuart N. Schuldt
                  ------------------------------
                  Stuart N. Schuldt, Treasurer
                  (Principal Financial and Accounting Officer)


Date:             August 18, 2005
                  ------------------------------